10-Q STOCK-BASED COMPENSATION - Performance Shares (Details)						1 Months Ended	12 Months Ended
	Mar. 28, 2022 iteration $ / shares shares	Aug. 30, 2021 iteration $ / shares shares	Jul. 12, 2021 iteration $ / shares shares	Jun. 08, 2021 iteration $ / shares shares	Jan. 04, 2021 iteration $ / shares shares	Jan. 31, 2021	Dec. 31, 2021 $ / shares shares	Mar. 31, 2022 $ / shares	Feb. 25, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (in usd per share) | $ / shares							$ 1.29	$ 1.67	$ 1.46
2020 Equity Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares) | shares							1,170,000
2020 Equity Incentive Plan | Performance Shares | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares) | shares	40,000	30,000	25,000	60,000	1,055,000
Closing stock price (in usd per share) | $ / shares	$ 1.68	$ 3.04	$ 3.17	$ 3.51	$ 1.10
Fair value (in dollars per share) | $ / shares	$ 0.91	$ 2.26	$ 2.38	$ 2.71	$ 0.41
Term (in years)						3 years
2020 Equity Incentive Plan | Performance Shares | Share-based Payment Arrangement, Employee | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term (in years)	2 years 2 months 12 days	1 year 9 months 18 days	1 year 9 months 18 days	1 year 8 months 12 days	3 years 2 months 12 days
2020 Equity Incentive Plan | Performance Condition Shares | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares) | shares	20,000	15,000	12,500	30,000	527,500
Closing stock price (in usd per share) | $ / shares	$ 1.68	$ 3.04	$ 3.17	$ 3.51	$ 1.10
2020 Equity Incentive Plan | Market Condition Shares | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares) | shares	20,000	15,000	12,500	30,000	527,500
Volatility	95.00%	95.00%	93.00%	93.00%	77.00%
Risk-free rate	2.51%	0.65%	0.71%	0.79%	0.36%
Number of iterations | iteration	100,000	100,000	100,000	100,000	100,000